Going Concern (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Going Concern [Abstract]
Net losses	¥ (121,262,741)	$ (17,340,342)	¥ (24,702,033)	¥ (126,989,866)
Net cash of operating activities	(314,302,893)	$ (44,944,716)	(18,321,791)	¥ (59,199,475)
Accumulated deficits	(391,851,008)		¥ (269,947,314)		$ (56,033,949)
Working capital deficit	¥ 90,091,355